Intangible Assets - Schedule of Finite Lived Intangible Assets (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 42.8	$ 39.4	$ 17.5
Accumulated Amortization	(8.2)	(5.5)	(1.9)
Net Carrying Amount	$ 34.6	$ 33.9	15.6
Agency and carrier relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Life Remaining (in years)	7 days 21 hours	7 years 10 months 24 days
Gross Carrying Amount	$ 13.5	$ 13.5
Accumulated Amortization	(0.9)	(0.1)
Net Carrying Amount	12.6	13.4
State licenses and domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10.5	7.1
Accumulated Amortization	0.0	0.0
Net Carrying Amount	$ 10.5	$ 7.1
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Life Remaining (in years)	3 days 19 hours	4 years 3 months 18 days
Gross Carrying Amount	$ 13.2	$ 13.2	13.2
Accumulated Amortization	(4.9)	(3.8)	(1.6)
Net Carrying Amount	$ 8.3	$ 9.4	11.6
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Life Remaining (in years)	1 day 7 hours	1 year 9 months 18 days
Gross Carrying Amount	$ 3.6	$ 3.6	3.6
Accumulated Amortization	(2.0)	(1.4)	(0.2)
Net Carrying Amount	$ 1.6	$ 2.2	3.4
VOBA [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Life Remaining (in years)	1 day 4 hours	1 year 8 months 12 days
Gross Carrying Amount	$ 0.1	$ 0.1
Accumulated Amortization	0.0	0.0
Net Carrying Amount	$ 0.1	$ 0.1
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Life Remaining (in years)	7 days 2 hours	7 years 3 months 18 days
Gross Carrying Amount	$ 1.9	$ 1.9	0.7
Accumulated Amortization	(0.4)	(0.2)	(0.1)
Net Carrying Amount	$ 1.5	$ 1.7	$ 0.6